Segmented Information (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue	$ 26,787	$ 21,805	$ 66,220	$ 40,641
Customer 1
Revenue	25,788	19,791	64,402	37,484
Customer 2
Revenue	999	2,014	1,818	3,157
Other Customer
Revenue	$ 0	$ 0	$ 0	$ 0